UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-3481
General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS General Municipal Money Market Fund February 29, 2008 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--99.5%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--4.7%
Alabama Housing Finance Authority,
SFMR (LOC; Bayerische
Landesbank)		3.38	3/7/08	29,500,000 a	29,500,000
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Company Project) (LOC;
Southtrust Bank)		3.50	3/7/08	3,765,000 a	3,765,000
Fultondale Industrial Development
Board, IDR (Melsur Corporation
Project) (LOC; Amsouth Bank)		3.31	3/7/08	2,640,000 a	2,640,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		3.20	3/7/08	12,500,000 a,b	12,500,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)		3.21	3/7/08	2,340,000 a	2,340,000

Arkansas--.6%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)		3.28	3/7/08	6,675,000 a	6,675,000

California--2.6%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)		3.34	3/7/08	18,020,292 a,b	18,020,292
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Insured; FHLMC and Liquidity
Facility; FHLMC)		5.36	3/7/08	10,000,000 a,b	10,000,000

Colorado--1.7%
Colorado Educational and Cultural
Facilities Authority,
Education Revenue (Vail
Mountain School Project) (LOC;
Key Bank)		3.20	3/7/08	5,000,000 a	5,000,000
Cornerstar Metropolitan District,
Special Revenue (LOC; Compass

Bank)	3.24	3/7/08	6,500,000 a	6,500,000
Denver City and County,
Airport System Revenue
(Insured; CIFG and Liquidity
Facility; Morgan Stanley Bank)	7.50	3/7/08	1,400,000 a	1,400,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)	3.30	3/7/08	2,240,000 a,b	2,240,000
Telluride,
Excise Tax Revenue (Valley
Floor Open Space Project)
(LOC; Key Bank)	3.05	3/7/08	3,500,000 a	3,500,000

Connecticut--.9%
New Haven,
GO Notes, BAN	4.00	3/26/08	10,000,000	10,001,528

District of Columbia--3.6%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	3.35	3/7/08	10,000,000 a,b	10,000,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)	2.65	3/6/08	15,000,000	15,000,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)	2.97	5/19/08	13,500,000	13,500,000

Florida--5.9%
Bay County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	3.40	3/7/08	1,730,000 a,b	1,730,000
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	3.70	3/1/08	6,400,000 a	6,400,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	3.20	3/7/08	11,425,000 a	11,425,000
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	3.55	3/7/08	3,470,000 a	3,470,000
Orlando Utilities Commission,
Water and Electric Revenue,

Refunding	5.00	10/1/08	5,000,000	5,044,088
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.58	6/11/08	15,000,000	15,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/11/08	10,000,000	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/12/08	5,500,000	5,500,000
Volusia County School District,
GO Notes, TAN	4.00	9/17/08	5,000,000	5,014,781

Georgia--4.1%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA and Liquidity
Facility; Bayerische
Landesbank)	7.50	3/7/08	10,000,000 a	10,000,000
Columbia County Development
Authority, Private Schools
Revenue (Augusta Preparatory
Project) (LOC; Wachovia Bank)	3.40	3/7/08	2,900,000 a	2,900,000
Fulton County Housing Authority,
MFHR (Insured; FHMLC and
Liquidity Facility; FHLMC)	5.36	3/7/08	15,000,000 a,b	15,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	2.70	4/9/08	10,000,000	10,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	3.31	3/7/08	5,700,000 a,b	5,700,000

Hawaii--1.5%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Liquidity
Facility; Goldman Sachs Group
and LOC; Goldman Sachs Group)	3.22	3/7/08	16,000,000 a,b	16,000,000

Illinois--6.7%
Chicago,
Collateralized SFMR	3.65	8/27/08	5,000,000	5,000,000
Chicago,

Collateralized SFMR	3.58	10/7/08	3,000,000	3,000,000
Chicago,
Midway Airport Second Lien
Revenue (Insured; MBIA and
Liquidity Facility;
Commerzbank AG)	7.00	3/1/08	20,140,000 a	20,140,000
Chicago,
Second Lien Water Revenue,
Refunding (Insured; MBIA and
Liquidity Facility; Dexia
Credit Locale)	9.00	3/7/08	20,000,000 a	20,000,000
Chicago O'Hare International
Airport, Special Facility
Revenue (O'Hare Technical
Center II Project) (LOC;
ABN-AMRO)	3.10	3/7/08	8,000,000 a	8,000,000
Illinois Development Finance
Authority, IDR (Cloverhill
Pastry Vend Corporation) (LOC;
JPMorgan Chase Bank)	3.21	3/7/08	2,260,000 a	2,260,000
Illinois Development Finance
Authority, IDR (Durex
Industries Project) (LOC;
ABN-AMRO)	3.10	3/7/08	3,900,000 a	3,900,000
Illinois Educational Facilities
Authority, Revenue (Aurora
University) (LOC; Fifth Third
Bank)	3.23	3/7/08	4,000,000 a	4,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	3.45	4/8/08	5,000,000	5,000,000

Indiana--2.1%
Carmel,
Waterworks Revenue, BAN	3.75	9/21/08	9,000,000	9,000,054
Indiana Finance Authority,
Revenue (Lutheran Child) (LOC;
National City Bank)	3.17	3/7/08	5,420,000 a	5,420,000
Indiana Housing Finance Authority,
SFMR (Merlots Program)
(Insured: FNMA and GNMA and
Liquidity Facility; Wachovia
Bank)	3.40	3/7/08	745,000 a,b	745,000
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	7,000,000	7,000,000

Kansas--2.1%
Atchison,
Industrial Revenue
(StressCrete, Inc.) (LOC; Key
Bank)	3.16	3/7/08	5,725,000 a	5,725,000
Junction City,
GO Temporary Notes	5.00	6/1/08	3,000,000	3,007,306

Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	3.25	3/7/08	6,000,000 a	6,000,000
Pittsburg,
Temporary Notes	3.80	6/15/08	4,930,000	4,930,000
Wyandotte County/Kansas City
Unified Government, MFHR
(Brookstone Apartments Project)	7.00	5/1/08	3,045,000 c	3,122,729

Kentucky--5.6%
Kenton County Airport Board,
Revenue (Cincinnati/Northern
Kentucky International
Airport) (Insured; MBIA)	5.63	3/1/08	3,645,000	3,645,000
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.15	3/7/08	49,200,000 a	49,200,000
Kentucky Economic Development
Finance Authority, Health
Facilities Revenue (Kentucky
Easter Seal Society Project)
(LOC; Bank One)	3.45	3/7/08	2,000,000 a	2,000,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	3.65	4/1/08	5,000,000	5,000,000

Louisiana--.9%
Ascension Parish,
Revenue (BASF Corporation
Project)	3.28	3/1/08	6,000,000 a	6,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties Inc.
Project) (LOC; Bank One)	3.90	3/7/08	1,500,000 a	1,500,000
Louisiana Public Facilities
Authority, Revenue (GCGK
Investments LLC Project) (LOC;
Amsouth Capital)	3.16	3/7/08	2,400,000 a	2,400,000

Maryland--1.5%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	2.37	3/7/08	8,800,000 a	8,800,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	3.26	3/7/08	3,390,000 a	3,390,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	3.26	3/7/08	3,370,000 a	3,370,000

Massachusetts--1.4%
Massachusetts,
CP (LOC; Bank of Nova Scotia)	3.34	3/5/08	5,000,000	5,000,000
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project) (LOC; SunTrust
Bank)	3.35	3/7/08	5,500,000 a	5,500,000
Wachusett Regional School
District, GO Notes, RAN	4.00	6/30/08	5,000,000	5,014,618

Michigan--2.4%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	3.20	3/7/08	4,000,000 a	4,000,000
Michigan Housing Development
Authority, SFMR	3.05	9/3/08	9,000,000	9,000,000
Michigan Strategic Fund,
LOR (D&R Paint Company
Project) (LOC; Fifth Third
Bank)	3.29	3/7/08	2,165,000 a	2,165,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	3.31	3/7/08	10,000,000 a	10,000,000

Minnesota--.6%
Dakota County Community
Development Agency, MFHR
(Regatta Commons Project)
(LOC; ABN-AMRO)	3.85	3/1/08	3,100,000 a	3,100,000
Saint Paul Housing and
Redevelopment Authority, MFHR,
Refunding (Hampden Square
Apartments) (LOC; FNMA)	3.26	3/7/08	2,840,000 a	2,840,000

Missouri--1.4%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	1.50	3/25/08	10,000,000	10,000,000
Saint Louis Industrial Development
Authority, Elderly Housing
Revenue (Homer G. Phillips
Dignity House Project) (LOC;
U.S. Bank NA)	3.85	3/1/08	5,215,000 a	5,215,000

Nevada--2.0%
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; Bank of America)	3.30	3/7/08	6,000,000 a	6,000,000
Nevada System of Higher Education,
University Revenue (Putters
Program) (Insured; AMBAC and

Liquidity Facility; PB Finance
Inc.)	3.66	3/7/08	8,080,000 a,b	8,080,000
Truckee Meadows Water Authority,
Water Revenue (Insured; MBIA
and Liquidity Facility;
Citibank NA)	5.24	3/7/08	7,440,000 a,b	7,440,000

New Hampshire--.0%
New Hampshire Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.40	3/7/08	335,000 a,b	335,000

New Mexico--.3%
Santa Fe,
Gross Receipts Tax
(Subordinate Lien)/Wastewater
System Revenue (LOC; BNP
Paribas)	3.17	3/7/08	2,700,000 a	2,700,000

New York--1.2%
Babylon Industrial Development
Agency, RRR, Refunding (Ogden
Martin Systems of Babylon,
Inc. Project) (Insured; FSA
and Liquidity Facility;
JPMorgan Chase Bank)	2.87	3/7/08	4,100,000 a	4,100,000
Monroe County,
GO Notes, RAN	4.00	4/15/08	7,000,000	7,003,395
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.41	3/7/08	1,975,000 a,b	1,975,000

North Carolina--5.5%
Harnett County Industrial
Facilities and Pollution
Control Financing Authority,
IDR (Edwards Brothers, Inc.
Project) (LOC; National City
Bank)	3.22	3/7/08	10,000,000 a	10,000,000
North Carolina Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Royal
Bank of Canada)	7.50	3/7/08	40,000,000 a	40,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing

Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	3.35	3/7/08	4,945,000 a,b	4,945,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	3.45	3/7/08	3,460,000 a	3,460,000

Ohio--6.5%
Athens County Port Authority,
Housing Revenue (Housing for
Ohio Inc. Project) (LOC;
Wachovia Bank)	3.17	3/7/08	2,000,000 a	2,000,000
Cleveland-Cuyahoga County Port
Authority, Development
Revenue, Refunding (Judson
Project) (LOC; National City
Bank)	3.21	3/7/08	8,240,000 a	8,240,000
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	3.41	3/7/08	2,650,000 a,b	2,650,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	3.22	3/7/08	2,850,000 a	2,850,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	5.26	3/7/08	19,820,000 a,b	19,820,000
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	3.40	3/7/08	2,025,000 a	2,025,000
Ohio,
Major New State Infrastructure
Project Revenue	4.00	6/15/08	1,645,000	1,649,213
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.45	3/7/08	1,000,000 a	1,000,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.45	3/7/08	300,000 a	300,000
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity Facility;
FHLB and LOC; FHLB)	3.15	3/7/08	20,500,000 a	20,500,000
Portage County Port Authority,
IDR (Delta Systems, Inc.

Project) (LOC; National City
Bank)	3.22	3/7/08	7,310,000 a	7,310,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	3.90	3/7/08	875,000 a	875,000

Oklahoma--.5%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	3.45	5/15/08	5,750,000	5,750,000

Oregon--1.1%
Portland,
EDR (Broadway Project)
(Insured; AMBAC and Liquidity
Facility; Key Bank)	6.00	3/7/08	4,500,000 a	4,500,000
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	2.52	3/7/08	7,705,000 a	7,705,000

Pennsylvania--4.7%
Allegheny County Hospital
Development Authority, Health
Care Revenue (Dialysis Clinic,
Inc. Project) (LOC; SunTrust
Bank)	3.25	3/7/08	2,600,000 a	2,600,000
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials
Company Project) (LOC;
Wachovia Bank)	3.50	3/7/08	645,000 a	645,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	3.45	3/7/08	2,400,000 a	2,400,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	3.24	3/7/08	4,000,000 a	4,000,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC;
M&T Bank)	3.21	3/7/08	11,360,000 a	11,360,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	3.19	3/7/08	11,000,000 a,b	11,000,000
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Liquidity

Facility; Citibank NA and LOC;
Citibank NA)	3.67	3/7/08	13,330,000 a,b	13,330,000
Upper Merion Municipal Utility
Authority, Guaranteed Sewer
Revenue (Liquidity Facility;
Commerce Bank NA)	3.19	3/7/08	4,680,000 a	4,680,000

South Carolina--.8%
South Carolina Jobs-Economic
Development Authority, EDR
(Orders Realty Company, Inc.
Project) (LOC; Wachovia Bank)	3.45	3/7/08	3,000,000 a	3,000,000
South Carolina Public Service
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.66	3/7/08	5,510,000 a,b	5,510,000

South Dakota--.7%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue	4.25	8/15/08	7,000,000	7,013,940

Tennessee--6.9%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility: KBC Bank and
Landesbank-Baden Wurttemberg)	6.00	3/1/08	11,600,000 a	11,600,000
Memphis and Shelby County Sports
Authority Inc., Revenue,
Refunding (Memphis Arena
Project) (Insured; MBIA and
Liquidity Facility; Dexia
Credit Locale)	5.25	3/7/08	55,100,000 a	55,100,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	6.00	3/1/08	8,225,000 a	8,225,000

Texas--10.4%
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	1.60	4/23/08	8,000,000	8,000,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	2.10	4/30/08	8,500,000	8,500,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.35	3/27/08	9,500,000	9,500,000

Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.25	3/5/08	10,000,000	10,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.70	5/8/08	15,000,000	15,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	3.55	3/7/08	4,450,000 a	4,450,000
Lubbock Housing Finance
Corporation, SFMR (Guaranteed
Mortgage-Backed Securities
Program) (GIC; Royal Bank of
Canada and LOC: FHLMC, FNMA
and GNMA)	4.40	4/19/08	3,940,000	3,940,000
North Texas Tollway Authority,
BAN	4.13	11/19/08	35,925,000	35,952,801
Port of Port Arthur Navigation
District, Revenue, CP (BASF
Corporation Project)	2.78	5/8/08	5,000,000	5,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	3.56	3/7/08	7,000,000 a,b	7,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	3.27	3/7/08	5,015,000 a	5,015,000

Vermont--.6%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon NA)	3.00	3/11/08	6,000,000	6,000,000

Virginia--.3%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project) (LOC;
Regions Bank)	3.29	3/7/08	3,465,000 a	3,465,000

Washington--3.8%
Chelan County Public Utility
District Number 001,
Consolidated Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.45	3/7/08	6,970,000 a,b	6,970,000
Washington,
GO (Merlots Program) (Insured;
MBIA and Liquidity Facility;

Wachovia Bank)	3.40	3/7/08	18,175,000 a,b	18,175,000
Washington,
GO (Putters Program)
(Liquidity Facility; PNC Bank
NA)	3.41	3/7/08	1,225,000 a,b	1,225,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	3.40	3/7/08	5,105,000 a	5,105,000
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance House)
(LOC; Key Bank NA)	3.10	3/7/08	7,000,000 a	7,000,000
Washington Public Power Supply
System, Revenue, Refunding
(Nuclear Project Number 3)
(Insured; FSA)	5.65	7/1/08	1,900,000	1,917,233

West Virginia--.3%
Ritchie County,
IDR (Simonton Building
Products Inc.) (LOC; PNC Bank)	3.16	3/7/08	2,800,000 a	2,800,000

Wisconsin--3.0%
Holmen School District,
BAN	3.00	2/1/09	5,250,000	5,302,095
Oconomowoc Area School District,
Tax and Revenue Anticipation
Promissory Notes	4.00	8/22/08	5,000,000	5,061,396
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	3.55	3/7/08	4,525,000 a	4,525,000
Wisconsin Housing and Economic
Development Authority, Home
Ownership Revenue (Liquidity
Facility; Fortis Bank)	3.00	3/7/08	12,020,000 a	12,020,000
Wisconsin School Districts,
COP (Cash Flow Management
Program) (LOC; U.S. Bank NA)	4.00	10/30/08	4,800,000	4,828,865

Wyoming--.6%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	6,000,000	6,000,000

Total Investments (cost $1,065,584,334)			99.5%	1,065,584,334
Cash and Receivables (Net)			.5%	5,030,765
Net Assets			100.0%	1,070,615,099

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $200,390,292 or 18.7% of net assets.
c	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	1,065,584,334		0

Level 3 - Significant Unobservable Inputs	0		0

Total	1,065,584,334		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.
By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)